UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/2012

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment: [ ] is a restatement.
[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Mosaic Financial Partners Inc.

Address:140 Geary Street, 6th Floor
San Francisco, CA 94108

Form 13F File Number:  028-14412__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Geoffrey M. Zimmerman
Title: Chief Compliance Officer
Phone: 415-788-1952

Signature, Place, and Date of Signing:

Geoffrey M. Zimmerman     San Francisco, Ca.   April 30, 2012


Report Type:

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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FORM 13F SUMMARy:

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 31

Form 13F Information Table Value Total: $107901861


List of Other Included Managers: NONE

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FORM 13F  INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
UBS AG JERSEY BRH	       COMMON	        902641646 3439	   104026   SH	     SOLE		                    104026
ISHARES TR	               COMMON	        464287176 1156	   9699     SH       SOLE		                    9699
ISHARES TR	               COMMON	        464287564 1532	   19588    SH	     SOLE		                    19588
ISHARES TR	               COMMON	        464288281 9712	   85338    SH	     SOLE		                    85338
ISHARES TR	               COMMON	        464287465 965	   18027    SH	     SOLE		                    18027
ISHARES TR	               COMMON	        464287622 8321	   107799   SH	     SOLE		                    107799
ISHARES TR	               COMMON	        464287598 8886	   128564   SH	     SOLE		                    128564
ISHARES TR	               COMMON	        464288869 238	   4727	    SH	     SOLE		                    4727
ISHARES TR	               COMMON	        464287200 4673	   33442    SH	     SOLE		                    33442
ISHARES TR	               COMMON	        464287804 2087	   27945    SH	     SOLE		                    27945
JPMORGAN CHASE & CO	       COMMON	        46625H365 11890    302467   SH	     SOLE		                    302467
PIMCO ETF TR	               COMMON	        72201R205 16024	   296130   SH	     SOLE		                    296130
PLUM CREEK TIMBER CO INC       COMMON	        729251108 4643	   111246   SH	     SOLE		                    111246
POWERSHARES GLOBAL ETF TRUST   COMMON	        73936T789 2251	   65521    SH	     SOLE		                    65521
POWERSHARES ETF TRUST	       COMMON	        73935X583 2583	   43433    SH	     SOLE		                    43433
POWERSHARES ETF TRUST	       COMMON	        73935X567 639	   9626     SH	     SOLE		                    9626
POWERSHARES GLOBAL ETF FD      COMMON           73936G308 733      35619    SH       SOLE                                   35619
SCHWAB STRATEGIC TR	       COMMON	        808524805 776	   30475    SH	     SOLE		                    30475
SCHWAB STRATEGIC TR	       COMMON	        808524888 249	   9708     SH	     SOLE		                    9708
SPDR INDEX SHS FDS	       COMMON	        863308839 274	   7347	    SH	     SOLE		                    7347
SPDR S&P 500 ETF TR	       TR UNIT	        78462F103 768	   5516	    SH	     SOLE		                    5516
SPDR INDEX SHS FDS	       COMMON	        78463X871 3443	   122537   SH	     SOLE		                    122537
VANGUARD INTL EQUITY INDEX F   COMMON	        922042858 4530	   106851   SH	     SOLE		                    106851
VANGUARD TAX-MANAGED INTL FD   COMMON	        921943858 3471	   104810   SH	     SOLE		                    104810
POWERSHARES GLOBAL ETF FD      COMMON           922042775 220      5089     SH       SOLE                                   5089
VANGUARD BD INDEX FD INC       COMMON	        921937827 2882	   35549    SH	     SOLE		                    35549
VANGUARD INDEX FDS	       COMMON	        922908769 244	   3416	    SH	     SOLE		                    3416
VANGUARD INDEX FDS	       COMMON	        922908744 4398	   77283    SH	     SOLE		                    77283
WEYERHAEUSER CO	               COMMON	        962166104 3857	   185987   SH	     SOLE		                    185987
WISDOMTREE TRUST	       COMMON	        97717W281 1106	   23397    SH	     SOLE		                    23397
WISDOMTREE TRUST	       COMMON	        97717W760 1910	   39426    SH	     SOLE		                    39426







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